Effect of changes and other accounting matters on insurance assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating segments | Asia insurance operations
Effect of changes and other accounting matters on insurance
Non-recurring items included in operating profit based on longer-term investment returns	£ 76	£ 69